Share Capital (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 $ / shares
Equity Financing [Line Items]
Stock Repurchased Authorization | shares			18,605,661	18,605,661
Shares repurchased and cancelled (in shares) | shares	451,990	451,990	0		0
Proceeds from issuance of flow-through shares	$ 10.5	$ 14.4	$ 10.5		$ 0.0
Dividends paid | $			$ 35.1		$ 35.3
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares				$ 22.92		$ 16.82
Granted (in shares) | shares			471,177		481,449
Share price (cad per share) | $ / shares				$ 26.52		$ 17.74
Top of range
Equity Financing [Line Items]
Discount rate on prevailing market price from treasury			5.00%
Restricted share units ("RSU")
Equity Financing [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			$ 16.41		$ 14.07
Deferred share units ("DSU")
Equity Financing [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			16.75		14.35
Performance share units ("PSU")
Equity Financing [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			$ 16.07		$ 14.10
SHARE CAPITAL
Equity Financing [Line Items]
Dividend reinvestment plan and share purchase plan (in shares) | shares			349,088		353,084
Shares issued during period, value, DRIP | $			$ 5.8		$ 4.1
Dividends recognised as distributions to owners | $					$ 4.1
Shares issued through share purchase plan (in shares) | shares			401,537		469,566
DEFICIT
Equity Financing [Line Items]
Dividends recognised as distributions to owners | $			$ 40.9		$ 39.4